Condensed Financial Statements of the Company (Details) - Schedule of condensed statements of operations and comprehensive income (loss) - VIE [Member] ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (935)	$ (136)	¥ (398)
Other income, net	245	36	18
Equity in loss of subsidiaries	(30,763)	(4,460)	(38,805)
Loss before income taxes	(31,453)	(4,560)	(39,185)
Income tax expense	(1)		(64)
Net loss	(31,454)	(4,560)	(39,249)
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	351	51	(160)
Total Comprehensive loss	¥ (31,103)	$ (4,509)	¥ (39,409)